Matrix Capital Group, Inc.
                         335 Madison Avenue, 11th Floor
                            New York, New York 10017



                                November 6, 2008



Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549


     Re:                    Matrix Defined Trusts 4
                       (File No. 333-153729) (CIK 1442227)

Ladies/Gentlemen:

     The undersigned, Matrix Defined Trusts 4 (the "Fund"), registrant, by Matrix Capital Group, Inc., depositor of the Fund and of the units covered by the subject Registration Statement, pursuant to the provisions of Rule 461 of the General Rules and Regulations of the Securities and Exchange Commission under the Securities Act of 1933, hereby respectfully requests that the Securities and Exchange Commission consent to the filing of the amendment to the Registration Statement and grant acceleration of the effectiveness of said Registration Statement, as amended, so that the same may become effective as early as practicable on November 6, 2008, or as soon thereafter as possible.

                                Very truly yours,

                                Matrix Defined Trusts 4

                                By:  Matrix Capital Group, Inc.


                                By     /s/ CHRISTOPHER ANCI
                                  ------------------------------
                                        Christopher Anci
                                           President